Warrants (Details) - Schedule of Private Warrants	12 Months Ended
	Sep. 30, 2023 $ / shares $ / item shares	Mar. 31, 2023 $ / shares $ / item shares
Schedule of Private Warrants [Abstract]
Fair value of the underlying asset as of the Valuation Date	$ 0.8	$ 1.6
Strike price (in Dollars per Item) | $ / item	11.5	11.5
Life to expiration (Years.)	4 years 6 months	4 years 10 months 24 days
Volatility	67.00%	62.90%
Number of steps (in Shares) | shares	100	100
Redemption price (per share)	$ 0.1	$ 0.1